CASH AT BANK (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Deposits	$ 2,672,940	$ 4,640,603	$ 6,591,128
Services fee receivable [Member]
Bank Deposits	27,856	46,660
China [Member]
Bank Deposits	2,645,084	4,593,943	5,000,014
Singapore [Member]
Bank Deposits	$ 27,856	$ 46,460	$ 1,591,114